Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment based on(4)
Year	Summary Compensation Table Total for Chirag Patel(1) ($)	Summary Compensation Table Total for Chintu Patel(1) ($)	Compensation Actually Paid to Chirag Patel(1)(2)(3) ($)	Compensation Actually Paid to Chintu Patel(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA ($ Millions)(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,048,110	5,062,732	(1,835,706)	(1,821,083)	2,348,670	(121,995)	41.29	123.43	(255)	514
2021	4,785,116	4,798,825	1,383,918	1,397,627	2,420,041	1,421,310	99.38	129.31	20	538
2020	2,320,716	2,328,528	3,422,575	3,430,387	1,922,858	1,985,608	94.81	114.32	69	433

(1)	Chirag Patel and Chintu Patel were our Co-PEOs for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Andrew Boyer	Andrew Boyer	Andrew Boyer
Anastasios Konidaris	Anastasios Konidaris	Anastasios Konidaris
Nikita Shah	Nikita Shah	Nikita Shah
Joseph Todisco	Joseph Todisco	Jason Daly
Todd Branning

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Chirag Patel ($)	Exclusion of Stock Awards for Chirag Patel ($)	Inclusion of Equity Values for Chirag Patel ($)	Compensation Actually Paid to Chirag Patel ($)
2022	5,048,110	(3,605,796)	(3,278,019)	(1,835,706)
2021	4,785,116	(3,266,406)	(134,792)	1,383,918
2020	2,320,716	(2,298,679)	3,400,538	3,422,575

Year	Summary Compensation Table Total for Chintu Patel ($)	Exclusion of Stock Awards for Chintu Patel ($)	Inclusion of Equity Values for Chintu Patel ($)	Compensation Actually Paid to Chintu Patel ($)
2022	5,062,732	(3,605,796)	(3,278,019)	(1,821,083)
2021	4,798,825	(3,266,406)	(134,792)	1,397,627
2020	2,328,528	(2,298,679)	3,400,538	3,430,387

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	2,348,670	(1,485,810)	(984,855)	(121,995)
2021	2,420,041	(1,505,143)	506,412	1,421,310
2020	1,922,858	(1,108,402)	1,171,151	1,985,608

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chirag Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chirag Patel ($)	Total - Inclusion of Equity Values for Chirag Patel ($)
2022	—	(3,278,019)	—	—	(3,278,019)
2021	2,385,096	(2,519,888)	—	—	(134,792)
2020	3,430,708	—	(30,170)	—	3,400,538

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chintu Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chintu Patel ($)	Total - Inclusion of Equity Values for Chintu Patel ($)
2022	—	(3,278,019)	—	—	(3,278,019)
2021	2,385,096	(2,519,888)	—	—	(134,792)
2020	3,430,708	—	(30,170)	—	3,400,538

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	285,402	(1,195,845)	(74,412)	—	(984,855)
2021	1,086,401	(581,373)	81,828	(80,444)	506,412
2020	1,410,331	(56,431)	(50,813)	(131,936)	1,171,151

(4)	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019 (The last trading day of fiscal 2019), through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is not a term defined under U.S. GAAP. We define adjusted EBITDA as net income before net interest expense, income taxes, and depreciation and amortization (“EBITDA”), as adjusted for certain other items described in our SEC filings, including stock-based compensation expense, acquisition, site closure and idle facility expenses, restructuring and other charges, net charges related to legal matters, asset impairment charges, foreign exchange losses or gains, change in fair value of contingent consideration, and insurance recoveries for property losses and associated expenses. Prior to January 1, 2022, research and development milestone expenses related to license and collaboration agreements were excluded from our calculation of adjusted EBITDA. The amounts shown in this column for the fiscal years ended December 31, 2021 and December 31, 2020 reflect this historical

Named Executive Officers, Footnote [Text Block]

(1)	Chirag Patel and Chintu Patel were our Co-PEOs for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Andrew Boyer	Andrew Boyer	Andrew Boyer
Anastasios Konidaris	Anastasios Konidaris	Anastasios Konidaris
Nikita Shah	Nikita Shah	Nikita Shah
Joseph Todisco	Joseph Todisco	Jason Daly
Todd Branning

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019 (The last trading day of fiscal 2019), through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Chirag Patel ($)	Exclusion of Stock Awards for Chirag Patel ($)	Inclusion of Equity Values for Chirag Patel ($)	Compensation Actually Paid to Chirag Patel ($)
2022	5,048,110	(3,605,796)	(3,278,019)	(1,835,706)
2021	4,785,116	(3,266,406)	(134,792)	1,383,918
2020	2,320,716	(2,298,679)	3,400,538	3,422,575

Year	Summary Compensation Table Total for Chintu Patel ($)	Exclusion of Stock Awards for Chintu Patel ($)	Inclusion of Equity Values for Chintu Patel ($)	Compensation Actually Paid to Chintu Patel ($)
2022	5,062,732	(3,605,796)	(3,278,019)	(1,821,083)
2021	4,798,825	(3,266,406)	(134,792)	1,397,627
2020	2,328,528	(2,298,679)	3,400,538	3,430,387

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chirag Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chirag Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chirag Patel ($)	Total - Inclusion of Equity Values for Chirag Patel ($)
2022	—	(3,278,019)	—	—	(3,278,019)
2021	2,385,096	(2,519,888)	—	—	(134,792)
2020	3,430,708	—	(30,170)	—	3,400,538

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chintu Patel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chintu Patel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chintu Patel ($)	Total - Inclusion of Equity Values for Chintu Patel ($)
2022	—	(3,278,019)	—	—	(3,278,019)
2021	2,385,096	(2,519,888)	—	—	(134,792)
2020	3,430,708	—	(30,170)	—	3,400,538

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,348,670	$ 2,420,041	$ 1,922,858
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ (121,995)	1,421,310	1,985,608
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	2,348,670	(1,485,810)	(984,855)	(121,995)
2021	2,420,041	(1,505,143)	506,412	1,421,310
2020	1,922,858	(1,108,402)	1,171,151	1,985,608

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	285,402	(1,195,845)	(74,412)	—	(984,855)
2021	1,086,401	(581,373)	81,828	(80,444)	506,412
2020	1,410,331	(56,431)	(50,813)	(131,936)	1,171,151

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]		The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones U.S. Select Pharmaceuticals Index over the same period.
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA Stock Price

# # #

Total Shareholder Return Amount		$ 41.29	99.38	94.81
Peer Group Total Shareholder Return Amount		123.43	129.31	114.32
Net Income (Loss)		$ (255,000,000)	$ 20,000,000	$ 69,000,000
Company Selected Measure Amount		5.14	5.38	4.33
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (984,855)	$ 506,412	$ 1,171,151
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,485,810)	(1,505,143)	(1,108,402)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(984,855)	506,412	1,171,151
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		285,402	1,086,401	1,410,331
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,195,845)	(581,373)	(56,431)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(74,412)	81,828	(50,813)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(80,444)	(131,936)
Chirag Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	5,048,110	4,785,116	2,320,716
PEO Actually Paid Compensation Amount	[1]	$ (1,835,706)	$ 1,383,918	$ 3,422,575
PEO Name		Chirag Patel	Chirag Patel	Chirag Patel
Chirag Patel [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,278,019)	$ (134,792)
Chirag Patel [Member] | PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,605,796)	(3,266,406)	$ (2,298,679)
Chirag Patel [Member] | PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,278,019)	(134,792)	3,400,538
Chirag Patel [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,385,096	3,430,708
Chirag Patel [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,278,019)	(2,519,888)
Chirag Patel [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(30,170)
Chirag Patel [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Chintu Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	5,062,732	4,798,825	2,328,528
PEO Actually Paid Compensation Amount	[1]	$ (1,821,083)	$ 1,397,627	$ 3,430,387
PEO Name		Chintu Patel	Chintu Patel	Chintu Patel
Chintu Patel [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,278,019)	$ (134,792)	$ 3,400,538
Chintu Patel [Member] | PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,605,796)	(3,266,406)	(2,298,679)
Chintu Patel [Member] | PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,278,019)	(134,792)	3,400,538
Chintu Patel [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,385,096	3,430,708
Chintu Patel [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,278,019)	(2,519,888)
Chintu Patel [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(30,170)
Chintu Patel [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Andrew Boyerr [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Andrew Boyer	Andrew Boyer	Andrew Boyer
Anastasios Konidaris [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Anastasios Konidaris	Anastasios Konidaris	Anastasios Konidaris
Nikita Shah [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Nikita Shah	Nikita Shah	Nikita Shah
Joseph Todisco [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jason Daly	Joseph Todisco	Joseph Todisco
Todd Branning [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Todd Branning

[1]	Chirag Patel and Chintu Patel were our Co-PEOs for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.